Aug. 31, 2023
Neuberger Berman Core Equity ETF
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.39
Other expenses[1]	0.49
Total annual operating expenses	0.88
Fee waivers and/or expense reimbursement	0.58
Total annual operating expenses after fee waivers and/or expense reimbursement[2,3]	0.30

1	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
2
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.29% of average net assets until 8/31/2025 (after taking into account the Fee Waiver discussed in Footnote 3 below) and 0.39% of average net assets from 9/1/2025 to 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

3
The Manager has contractually undertaken to waive its management fee by 0.10% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 8/31/2025 and may not be terminated during its term without the consent of the Board of Trustees. The Fee Waiver is not subject to repayment under the expense limitation arrangement described in footnote 2 above and will not reduce expenses below the expense limitation arrangement described in footnote 2 above.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.39
Other expenses[1]	0.49
Total annual operating expenses	0.88
Fee waivers and/or expense reimbursement	0.58
Total annual operating expenses after fee waivers and/or expense reimbursement[2,3]	0.30

1	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
2
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.29% of average net assets until 8/31/2025 (after taking into account the Fee Waiver discussed in Footnote 3 below) and 0.39% of average net assets from 9/1/2025 to 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

3
The Manager has contractually undertaken to waive its management fee by 0.10% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 8/31/2025 and may not be terminated during its term without the consent of the Board of Trustees. The Fee Waiver is not subject to repayment under the expense limitation arrangement described in footnote 2 above and will not reduce expenses below the expense limitation arrangement described in footnote 2 above.

Expense Example
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

1 Year
1 Year	3 Years
$31	$118

3 Years
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. Because the Fund is new and has not yet commenced operations prior to the date of this prospectus, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund invests primarily in equity securities of large-capitalization companies, which it defines as companies that have a market capitalization within the market capitalization range of companies in the Russell 1000® Index at the time of initial purchase.
The Portfolio Managers seek to invest in a broad group of securities that have the potential to outperform the Russell 1000® Index with a lower level of risk through security selection. The Fund generally seeks to be sector neutral when compared to the Russell 1000® Index (i.e., having sector exposures similar to the Russell 1000® Index).
The Portfolio Managers, with the assistance of the Manager’s research analysts, select securities for the Fund by using a fundamental, research-driven approach. The research analysts analyze and rate stocks within an industry by conducting equity research, which may include, but is not limited to, company visits, management interviews, industry conferences, proprietary modeling of earnings, cash flow and balance sheets, projecting growth and valuation changes, and setting price targets for companies under coverage. In selecting securities for the Fund, the Portfolio Managers utilize the analysis and ratings of the research analysts as they seek to maintain a sector neutral portfolio with what they believe are the most attractive investments in each industry.
While the Fund will mainly invest in common stocks of U.S. companies, the Fund may invest in other types of equity securities, including real estate investment trusts, rights and warrants, exchange traded funds, and depository receipts. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.
As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Portfolio Managers may sell securities when they believe that they no longer represent attractive investment opportunities.
The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities and other investment companies that provide investment exposure to equity securities without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PERFORMANCE
Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com/ETF or call (877)-628-2583 for performance information. Past performance (before and after taxes) is not a prediction of future results.